SUBMISSION
TYPE     24F-2NT
DOCUMENT-COUNT     1
NOTIFY-INTERNET     jeong@pimco.com
SROS     NASD
FILER
CIK     0000810893
CCC     hat$jb6x
FILE-NUMBER     811-5028
FILER
PERIOD     03/31/2003
SHARES
SALEPROCEEDS   $33,080,910,416
SHARES
DOCUMENT
TYPE     24F-2NT
TEXT
APPENDIX I
SEC 2393 (9-97)
                                                     OMB APPROVAL
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                               UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549"

                                FORM 24F-2
                    Annual Notice of Securities Sold
                         Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.  Please print or type.


1.   Name and address of issuer:

      Pacific Investment Management Series
      840 Newport Center Drive, Suite 300
      Newport Beach, CA  92660

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):


    -Institutional Class, Administrative Class, Class A, Class B, Class C,
     Class D and Class R of the following funds:

     Total Return Fund, Low Duration Fund, Short-Term Fund, Foreign Bond Fund, High Yield Fund, Real Return Fund and StocksPLUS Fund.

    -Institutional Class, Administrative Class, Class A, Class B, Class C and
     Class D of the following funds:

     Total Return Mortgage Fund, CommodityRealReturn Strategy Fund, All Asset Fund, Municipal Bond Fund and Emerging Markets Bond Fund.


    -Institutional Class, Administrative Class, Class A, Class B and Class C of the following funds:

     Long-Term U.S. Government Fund and Money Market Fund.


    -Institutional Class, Class A, Class B, Class C and Class D of the following fund:

     GNMA Fund


    -Institutional Class, Class A, Class B and Class C of the following fund:

     Global Bond Fund II


    -Institutional Class, Administrative Class, Class A and Class D of the following fund:

     California Intermediate Municipal Bond Fund and California Municipal Bond Fund.

    -Institutional Class, Administrative Class, Class A, Class C and
     Class D of the following funds:

     Short Duration Municipal Income Fund

    -Institutional Class, Class A and Class D of the following funds:

     New York Municipal Bond Fund


    -Institutional Class and Administrative Class of the following funds:

     Total Return Fund II, Total Return Fund III, Low Duration Fund II, Low Duration Fund III, Global Bond Fund, Investment Grade Corporate Bond Fund, Strategic Balanced Fund and Convertible Fund.


    -Institutional Class of the following funds:

     Moderate Duration Fund, Real Return Asset Fund, Real Return Fund II, European Convertible Fund and StocksPLUS Total Return Fund.



3.    Investment Company Act File Number: 811-5028

      Securities Act File Number: 33-12113


4(a).  Last day of fiscal year for which this Form is filed:

       March 31, 2003

4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)


       Note: If the Form is being filed late, interest must be paid on the registration fee due.


4(c). Check box if this is the last time the issuer will be filing this Form.

5.   Calculation of registration fee:

    (i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):

              $72,121,065,727

    (ii) Aggregate price of securities redeemed or repurchased during the fiscal year:

              ($39,040,155,311)

   (iii) Aggregate price of securities redeemed or
         repurchased during any prior fiscal year ending no
         earlier than October 11, 1995 that were not
         previously used to reduce registration fees payable
         to the Commission:
               $0


   (iv) Total available redemption credits [add Items 5(ii)
        and 5(iii)]:
              ($39,040,155,311)

   (v)  Net Sales - if Item 5(i) is greater than Item 5 (iv)
        [subtract Item 5(iv) from Item 5(i)]:

              $33,080,910,416


   (vi) Redemption credits available for use in future years
        ---If Item 5(i) is less than Item 5(iv) [subtract Item
        5(iv) from Item 5(i)]:
 	      $0


  (vii) Multiplier for determining registration fee (See
        Instruction C.9):
                                               x    .0000809

 (viii) Registration fee due [multiply Item 5(v) by Item
"        5(vii)]  (enter ""0"" If no fee is due):"

                                                 $ 2,676,246

6.   Prepaid Shares

     If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number or shares or other
     units) deducted here:          . If there is a number
     of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year
     (see instruction D):

                      $0

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                =$ 2,676,246

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

     Method of Delivery:            Wire Transfer - 06/24/2003




                           SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*


/s/ John P. Hardaway
John P. Hardaway, Treasurer
Date 06/24/2003

          *Please print the name and title of the signing officer below the signature.